OTHER NON-CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Other assets, noncurrent
Schedule of other non-current assets

	As of December 31,
	2021	2022
Long-term receivables from suppliers (1)	$4,112	$—
Legal deposit	104	—
Other non-current assets, gross	$4,216	$—
Less: impairment for uncollectible receivables (2)	(4,216)	—
Other non-current assets, net	—	—
(1)	Other non-current assets mainly represented the receivable from a foreign supplier, Brueggmann Group (“BG”) in Germany for payment of automobiles purchase early in 2016. BG has never delivered the automobiles. The Gross prepayment amounts were $3,916 as of December 31, 2021, which were stripped off in conjunction with the disposal of the subsidiaries (Note 4).
(2)	As the Defendants have appealed against the judgement in January, 2022, the Company expects that Defendants are not willing to repay the receivables even if Defendants lose the lawsuit. The Company recognized impairment of $4,216 for the receivables from BG and the legal deposit as well as the other suppliers as of December 31, 2021.